Vessels, Net (Details Narrative) $ in Thousands	Jun. 30, 2016 USD ($) Vessels
Vessels Net Details Narrative
Number of vessels provided as collaterals to secure loans | Vessels	45
Carrying value of vessels provided as collaterals to secure loans | $	$ 1,898,384